REVENUE AND EXPENSES - REVENUE & EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Services rendered	$ 1,412,262,000	$ 1,707,286,000	$ 1,818,180,000
Revenue	1,412,262,000	1,707,286,000	1,818,180,000
Expenses by Nature [abstract]
Other operating income	4,486,000	2,612,000	15,686,000
Grants	878,000	1,165,000	1,000,000
Income from indemnities and other non-recurring income	199,000	601,000	42,000
Gains on disposals of non-current assets	11,000	161,000	384,000
Gains On Disposals Of Property Plant And Equipment	0	0	2,265,000
Total	5,574,000	4,539,000	19,377,000
Supplies [Abstract]
Subcontracted Services Expense	25,994,000	16,044,000	10,630,000
Infrastructure Leases	14,678,000	15,097,000	13,856,000
Purchases of Materials	4,266,000	3,061,000	2,919,000
Communications	11,488,000	13,718,000	19,460,000
Expenses with Public Agency	797,000	1,951,000	1,051,000
Other	15,053,000	16,556,000	22,900,000
Total	72,276,000	66,427,000	70,816,000
Employee Benefit Expenses
Wages and Salaries	788,297,000	946,752,000	1,024,094,000
Social Security (a)	101,911,000	120,353,000	130,161,000
Supplementary Pension Contributions	3,111,000	2,972,000	2,840,000
Termination benefits	24,262,000	36,065,000	26,510,000
Other welfare costs	142,827,000	194,889,000	181,576,000
Total	1,060,408,000	1,301,031,000	1,365,181,000
Depreciation and amortisation expense [abstract]
Property, plant and equipment	73,939,000	83,556,000	36,566,000
Intangible Assets	46,981,000	57,226,000	58,679,000
Total	120,920,000	140,782,000	95,245,000
Other Operating Expense [Abstract]
Services provided by third parties	106,526,000	156,868,000	202,543,000
Losses on disposal of fixed assets	(316,000)	(352,000)	(817,000)
Taxes other than income tax	11,610,000	9,494,000	10,038,000
Other management expenses	259,000	64,000	2,560,000
Total	$ 118,711,000	$ 166,778,000	$ 215,958,000